EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 68,310	$ 59,124	$ 47,094
Additions, net of disposals1	9,162	10,798
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	8	44
Investment Accounted for Using Equity Method, Share of comprehensive income	4,127	2,755
Dividends received	2,088	1,628
Return of Capital	(335)	(480)
Foreign currency translation and other	(1,688)	541
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	18,253	18,192
Additions, net of disposals1	474
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	375
Dividends received	365
Return of Capital	(308)
Foreign currency translation and other	(115)
Real Estate | Core
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	10,603	10,702
Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	7,539	7,394
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	3,715	3,387
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	17,733	17,086
Additions, net of disposals1	1,528
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	1,143
Dividends received	743
Return of Capital	0
Foreign currency translation and other	$ (1,281)
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	5000.00%
Additions, net of disposals1	$ 235	1,200
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Additions, net of disposals1	$ 2,700	2,599
Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	2500.00%
Additions, net of disposals1	$ 457	461
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Additions, net of disposals1	$ 5,378	4,042
Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	66.00%
Equity accounted investments	$ 4,206	3,503
Additions, net of disposals1	1,004
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	10
Dividends received	274
Return of Capital	0
Foreign currency translation and other	(37)
Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	6,988	4,911
Additions, net of disposals1	1,880
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	8
Investment Accounted for Using Equity Method, Share of comprehensive income	424
Dividends received	86
Return of Capital	0
Foreign currency translation and other	$ (149)
Real Estate and Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	50.00%
Asset management
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 12,431	$ 11,021
Additions, net of disposals1	1,544
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	619
Dividends received	(620)
Return of Capital	(27)
Foreign currency translation and other	$ (106)
Reinsurance
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	83.00%	71.00%
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 8,699	$ 4,411
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	1,037	402
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 7,457	6,974
Brookfield Corporation
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	41.00%
Additions, net of disposals1		$ 3,900
Bottom of range | Real Estate | Core
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	17.00%	22.00%
Bottom of range | Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	5.00%	5.00%
Bottom of range | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	18.00%	18.00%
Bottom of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	21.00%	21.00%
Bottom of range | Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Bottom of range | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	25.00%	25.00%
Top of range | Real Estate | Core
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	56.00%	56.00%
Top of range | Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	60.00%	60.00%
Top of range | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	93.00%	93.00%
Top of range | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		50.00%
Top of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Top of range | Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		25.00%
Top of range | Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Top of range | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	85.00%	85.00%
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	72.00%	68.00%
Transitional and Development [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 111	$ 96
Transitional and Development [Member] | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	25.00%	25.00%
Transitional and Development [Member] | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	27.00%	27.00%
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 222	$ 258
LP Investments and Other [Member] | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	27.00%	16.00%
LP Investments and Other [Member] | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	5000.00%
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 658	$ 783
Utilities [Member] | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate		50.00%
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 1,907	$ 1,799
Transport | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	26.00%	26.00%
Transport | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	58.00%	58.00%
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 6,232	$ 6,023
Data [Member] | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	26.00%	26.00%
Data [Member] | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	49.00%	49.00%
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 166	$ 179
Other [Member] | Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	3,174	2,950
Other [Member] | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 1,696	$ 1,748
Other [Member] | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	11.00%	11.00%
Other [Member] | Bottom of range | Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	11.00%	14.00%
Other [Member] | Bottom of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	12.00%	8.00%
Other [Member] | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	65.00%	65.00%
Other [Member] | Top of range | Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Other [Member] | Top of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	67.00%	65.00%
Industrial operations [Member] | Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 1,032	$ 553
Industrial operations [Member] | Bottom of range | Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	13.00%	13.00%
Industrial operations [Member] | Top of range | Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	54.00%	54.00%
Reinsurance
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 8,699	$ 4,411
Additions, net of disposals1	2,732
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	1,556
Dividends received	0
Return of Capital	0
Foreign currency translation and other	0
Sustainable Solutions | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 2,529	$ 2,586
Sustainable Solutions | Bottom of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	4.00%	4.00%
Sustainable Solutions | Top of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	67.00%	51.00%
Wind [Member] | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 2,763	$ 577
Wind [Member] | Bottom of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	13.00%	32.00%
Wind [Member] | Top of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%